Equity Capital Structure (Details)							1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 13, 2025 USD ($)	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Apr. 19, 2023 shares	Apr. 17, 2023 USD ($) $ / shares	Mar. 07, 2023 Vote $ / shares shares	Aug. 07, 2025 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Jul. 10, 2025 $ / shares shares	Nov. 06, 2023 USD ($)	Mar. 02, 2023 $ / shares shares	Jul. 29, 2022 $ / shares shares
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)									3,900,000,000	3,900,000,000				3,900,000,000	1,000
Common shares, par value (in dollars per share) | $ / shares									$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred shares, authorized (in shares)									100,000,000	100,000,000				100,000,000
Preferred shares, par value (in dollars per share) | $ / shares									$ 0.001	$ 0.001				$ 0.001
Common shares, shares issued (in shares)						9,461,009			21,473,509	19,093,853
Number of votes per share | Vote						1
Number of shares of common stock issued for shares of Company stock (in shares)						1
Number of shares of Company common stock held to receive stock (in shares)						10
Voting power of preferred share in common shares (in shares)									100,000
Number of votes | Vote									100,000
Gross proceeds from issuance of common shares | $									$ 0	$ 0	$ 18,647,236
Consideration paid for repurchase of shares | $									0	3,728,008	1,046,908
Number of shares repurchased and cancelled (in shares)							20,344
Maximum number of shares to purchase under tender offer (in shares)												4,500,000
Purchase price per share under tender offer (in dollars per share) | $ / shares												$ 2.75
Shares repurchased under tender offer (in shares)							20,344
Cost of shares repurchased under tender offer | $							$ 300,000
Aggregate offering price | $											18,647,236
Proceeds from issuance of common stock | $									$ 0	$ 0	$ 18,647,236
Common shares outstanding (in shares)						9,461,009			21,473,509	19,093,853
Number of restricted common shares issued (in shares)									4,400,000
Special Dividend [Member]
Equity Capital Structure [Abstract]
Common stock, dividends (in dollars per share) | $ / shares									$ 1.75
Dividend payable, date to be paid									Jan. 16, 2026
Dividends payable, date of record									Dec. 16, 2025
Share Repurchase Program [Member]
Equity Capital Structure [Abstract]
Authorized amount of share repurchase program | $													$ 5,000,000
Number of shares repurchased (in shares)										222,600
Average purchase price paid per share (in dollars per share) | $ / shares										$ 4.69
Consideration paid for repurchase of shares | $										$ 1,000,000
Number of shares repurchased and cancelled (in shares)		43,349	179,251
Repurchases of common stock classified as treasury shares (in shares)								644,556
Average purchase price paid per share (in dollars per share) | $ / shares								$ 5.77
Repurchases of common stock classified as treasury shares | $								$ 3,700,000
Total shares repurchased (in shares)								867,156
Average purchase price paid per share (in dollars per share) | $ / shares								$ 5.5
Shares repurchased under tender offer (in shares)		43,349	179,251
Private Placement [Member]
Equity Capital Structure [Abstract]
Common shares, par value (in dollars per share) | $ / shares					$ 0.001
Shares issued (in shares)				8,500,000
Sales price per share (in dollars per share) | $ / shares					$ 2.29
Gross proceeds from issuance of common shares | $					$ 19,465,000
Issuance costs | $					817,764
Proceeds from issuance of common stock | $					$ 19,465,000
At-The-Market Program [Member]
Equity Capital Structure [Abstract]
Gross proceeds from issuance of common shares | $									$ 0
Proceeds from issuance of common stock | $									$ 0
At-The-Market Program [Member] | Maximum [Member]
Equity Capital Structure [Abstract]
Aggregate offering price | $	$ 12,500,000
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001
Preferred shares issued (in shares)						140,000			0		140,000
Preferred shares, stated amount (in dollars per share) | $ / shares						$ 1,000
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares						$ 0.001
Shares issued (in shares)						40,000
Liquidation preference rights per share (in dollars per share) | $ / shares									$ 0.001